Valuation of derivatives, interest cost from labor obligations and other financial items, net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Valuation of derivatives, interest cost from labor obligations and other financial items, net

21. Valuation of derivatives, interest cost from labor obligations and other financial items, net

For the years ended December 31, 2016, 2017 and 2018, valuation of derivatives and other financial items are as follows:

	For the years ended December 31,
	2016		2017		2018
Controlling interest:
(Loss) gain in valuation of derivatives, net	Ps.	(9,622,233)	Ps.	8,192,567	Ps.	(4,686,407)
Capitalized interest expense (Note 10 d)		2,861,307		2,875,034		2,020,288
Commissions		(2,034,972)		(1,263,701)		(1,901,473)
Interest cost of labor obligations (Note 17)		(9,178,513)		(8,722,611)		(9,968,526)
Interest expense on taxes		(245,922)		(1,503,981)		(555,921)
Dividend received (Note 4)		5,740,092		2,385,559		2,605,333
Gain on net monetary positions (Note 2i, c)		—		—		4,429,145
Other financial cost		(3,745,600)		(3,906,627)		(2,118,755)

Total	Ps.	(16,225,841)	Ps.	(1,943,760)	Ps.	(10,176,316)